Net finance expense (Tables)	6 Months Ended
Jun. 30, 2019
Financial Instruments [Abstract]
Disclosure of Net Finance Expense Recognized in Profit or Loss

	For the six month period ended

(in thousands of USD)	June 30, 2019 *	June 30, 2018

Interest income	4,232	545
Foreign exchange gains	10,894	6,640
Finance income	15,126	7,185

Interest expense on financial liabilities measured at amortized cost	(42,681)	(23,203)
Interest leasing	(2,685)	—
Fair value adjustment on interest rate swaps	(3,025)	(38)
Other financial charges	(2,962)	(3,539)
Foreign exchange losses	(11,149)	(7,198)
Finance expense	(62,502)	(33,978)

Net finance expense recognized in profit or loss	(47,376)	(26,793)

* The Group has initially applied IFRS 16 at January 1, 2019.